MASSMUTUAL PREMIER FUNDS

Supplement dated September 17, 2012 to the

Statement of Additional Information dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

The following information replaces similar information found on page 77 under the heading Investment Adviser in the section titled Investment Advisory and Other Service Agreements:

The Trust, on behalf of each Fund, pays MassMutual an investment advisory fee monthly, at an annual rate based upon the average daily net assets of that Fund as follows:

Fund
Short-Duration Bond Fund	0.40% on the first $500 million; and 0.35% on assets over $500 million
Inflation-Protected and Income Fund	0.48% on the first $350 million; and 0.43% on assets over $350 million
Core Bond Fund	0.48% on the first $1.5 billion; 0.43% on the next $500 million; and 0.38% on assets over $2 billion
Diversified Bond Fund	0.50% on the first $150 million; and 0.45% on assets over $150 million
High Yield Fund	0.50% on the first $250 million; and 0.475% on assets over $250 million
International Bond Fund	0.60% on the first $350 million; and 0.55% on assets over $350 million
Balanced Fund	0.48% on the first $350 million; and 0.43% on assets over $350 million
Value Fund	0.50% on the first $250 million; and 0.47% on assets over $250 million
Disciplined Value Fund	0.50% on the first $400 million; and 0.45% on assets over $400 million
Main Street Fund	0.65% on the first $300 million; and 0.60% on assets over $300 million
Capital Appreciation Fund	0.65% on the first $500 million; and 0.60% on assets over $500 million
Disciplined Growth Fund	0.50% on the first $400 million; and 0.45% on assets over $400 million
Small/Mid Cap Opportunities Fund	0.58% on the first $400 million; and 0.53% on assets over $400 million
Global Fund	0.80% on the first $400 million; and 0.75% on assets over $400 million
International Equity Fund	0.85% on the first $500 million; 0.80% on the next $500 million; and 0.75% on assets over $1 billion
Focused International Fund	0.90% on the first $350 million; and 0.85% on assets over $350 million
Strategic Emerging Markets Fund	1.05% on the first $350 million; and 1.00% on assets over $350 million

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3000M-12-03